Transactions with related parties (Details 2) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Jan. 01, 2018 EUR (€)	Dec. 31, 2017 USD ($)
Disclosure of Transactions with Related Parties [Line Items]
Other current financial assets	€ 300	€ 316
Trade and other receivables	14,101	15,421				€ 14,156
Other current assets	2,258	1,573
Other non-current financial assets	1,253	1,675					$ 1,675
Other non-current assets	792	1,323
Short-term debt	2,182	2,242
Trade and other payables	16,747	16,748
Other current liabilities	3,980	1,515
Other non-current liabilities	€ 1,502	€ 1,479
Trade and other receivables, Percentage	4.49%	5.41%	5.41%
Other current assets, Percentage	3.14%	1.91%	1.91%
Other non-current financial assets, Percentage	73.02%	72.48%	72.48%
Other non-current assets, Percentage	20.20%	3.48%	3.48%
Shortterm debt, Percentage	30.29%	7.31%	7.31%
Trade and other payables, Percentage	21.88%	16.77%	16.77%
Other current liabilities, Percentage	1.58%	3.96%	3.96%
Other non-current liabilities, Percentage	1.53%	1.56%	1.56%
Sales from operations	€ 75,822	€ 66,919		€ 55,762
Other income and revenues	1,116	4,058		931
Purchases, services and other	(55,622)	(51,548)		(43,278)
Net (impairment losses) reversals of trade and other receivables	415	913		846
Payroll and related costs	(3,093)	(2,951)		(2,994)
Other operating (expense) income	129	(32)		16
Finance income	3,967	3,924		5,850
Finance expense	(4,663)	(5,886)		(6,232)
Derivative financial instruments	€ (307)	€ 837		€ (482)
Other current financial assets, Percentage	16.33%	23.10%	23.10%
Net sales from operations, Percentage	1.82%	2.34%	2.34%	2.22%
Other income and revenues, Percentage	0.72%	1.01%	1.01%	7.95%
Purchases, services and other, Percentage	14.40%	17.78%	17.78%	18.97%
Net (impairment losses) reversals of trade and other receivables, Percentage	0.00%
Payroll and related costs, Percentage	0.71%	1.15%	1.15%	0.80%
Other operating (expense) income, Percentage	0.00%	0.00%	0.00%	0.00%
Financial income, Percentage	2.90%	4.87%	4.87%	2.69%
Financial expense, Percentage	6.07%	0.07%	0.07%	2.33%
Derivative financial instruments, Percentage				0.00%
Net cash provided from operating activities	€ 13,647	€ 10,117		€ 7,673	€ 7,673
Net cash used in investing activities	(7,536)	(3,768)		(4,443)	(4,443)
Net cash used in financing activities	(2,637)	(4,595)		(3,651)	(3,651)
Related parties [member]
Disclosure of Transactions with Related Parties [Line Items]
Other current financial assets	49	73
Trade and other receivables	633	834
Other current assets	71	30
Other non-current financial assets	915	1,214
Other non-current assets	160	46
Short-term debt	661	164
Trade and other payables	3,664	2,808
Other current liabilities	63	60
Other non-current liabilities	23	23
Sales from operations	1,383	1,567		1,238
Other income and revenues	8	41		74
Purchases, services and other	(8,009)	(9,164)		(8,212)
Net (impairment losses) reversals of trade and other receivables	(26)
Payroll and related costs	(22)	(34)		(24)
Other operating (expense) income	319	331		247
Finance income	115	191		157
Finance expense	(283)	(4)		(145)
Derivative financial instruments				27
Revenues and other income	1,391	1,608		1,312
Costs and other expenses	(5,210)	(5,360)		(5,623)
Other operating income (loss)	319	331		247
Net change in trade and other receivables and liabilities	683	391		182
Net interests	110	187		133
Net cash provided from operating activities	(2,707)	(2,843)		(3,749)	(3,749)
Capital expenditure in tangible and intangible assets	(2,768)	(3,838)		(2,613)
Disposal of investments				463
Net change in accounts payable and receivable in relation to investments	20	425		252
Change in financial receivables	(566)	298		5,650
Net cash used in investing activities	(3,314)	(3,115)	$ (3,115)	3,752	3,752
Change in financial liabilities	16	(16)		(192)
Net cash used in financing activities	16	(16)		(192)	€ (192)
Total financial flows to related parties	€ (6,005)	€ (5,974)		€ (189)
Cash provided from operating activities, Percentage	0.00%			0.00%	0.00%
Cash used in investing activities, Percentage	43.98%			82.67%	0.00%
Cash used in financing activities, Percentage	0.00%			0.35%	5.26%